                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-08367

                            EVERGREEN MUNICIPAL TRUST

_____________________________________________________________________________

               Exact name of registrant as specified in charter)

                               200 Berkeley Street

                        Boston, Massachusetts 02116-5034

  _____________________________________________________________________________

                    (Address of principal executive offices)

                          The Corporation Trust Company

                              1209 Orange Street

                           Wilmington, Delaware 19801

  _____________________________________________________________________________

                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:   3/31, 5/31, 8/31

Date of reporting period:  7/1/2004 - 6/30/2005


ITEM 1. PROXY VOTING RECORD

        The following are series of Evergreen Municipal Trust (the

"Registrant"):

  Evergreen State Municipal Bond Funds (FYE 3/31)

      Evergreen Alabama Municipal Bond Fund

        Evergreen California Municipal Bond Fund

        Evergreen Connecticut Municipal Bond Fund

        Evergreen New Jersey Municipal Bond Fund

        Evergreen New York Municipal Bond Fund

        Evergreen Pennsylvania Municipal Bond Fund

  Evergreen National Municipal Bond Funds (FYE 5/31)

        Evergreen High Grade Municipal Bond Fund

        Evergreen Municipal Bond Fund

        Evergreen Short-Intermediate Municipal Bond Fund

      Evergreen Strategic Municipal Bond Fund

            (changed name from Evergreen High Income Municipal Bond Fund on 10/01/04)

  Evergreen Southern State Municipal Bond Funds (FYE 8/31)

        Evergreen Florida High Income Municipal Bond Fund

        Evergreen Florida Municipal Bond Fund

        Evergreen Georgia Municipal Bond Fund

        Evergreen Maryland Municipal Bond Fund

        Evergreen North Carolina Municipal Bond Fund

        Evergreen South Carolina Municipal Bond Fund

        Evergreen Virginia Municipal Bond Fund

        The Registrant, including all of its series listed above, held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, have no proxy votes to report.


                                   SIGNATURE

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the

registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN MUNICIPAL TRUST

                                By:   /s/ Dennis H. Ferro

                                    ---------------------------------------

                                    Dennis H. Ferro

                                    President

                                        (Chief Executive Officer)

Date:    August 30, 2005

     --------------------------